Post-employment benefits for associates (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Summary of funded and unfunded defined benefit obligations and reconciliation of net liability
The below table summarizes the funded and unfunded DBO for pension and other post-employment benefit plans of Alcon associates at December 31, 2024 and 2023.

	Pension plans		Other post-employment benefit plans
($ millions)	2024	2023	2024	2023
Benefit obligation at January 1	638	563	213	221
Current service cost	16	16	5	5
Interest cost	18	20	10	11
Past service costs and settlements	—	(1)	—	—
Administrative expenses	1	2	—	—
Remeasurement (gains)/losses arising from changes in financial assumptions	(14)	46	(6)	6
Remeasurement (gains) arising from changes in demographic assumptions	—	(2)	—	—
Remeasurement losses/(gains) arising from experience-related changes	5	16	1	(16)
Currency translation effects	(30)	22	—	—
Benefit payments	(47)	(49)	(19)	(18)
Contributions of associates	5	5	4	4
Benefit obligation at December 31	592	638	208	213
Fair value of plan assets at January 1	448	417	—	—
Interest income	11	14	—	—
Return on plan assets excluding interest income	13	15	—	—
Currency translation effects	(23)	16	—	—
Employer contributions	23	31	15	14
Contributions of associates	5	5	4	4
Settlements	—	(1)	—	—
Benefit payments	(47)	(49)	(19)	(18)
Fair value of plan assets at December 31	430	448	—	—
Funded status	(162)	(190)	(208)	(213)
Limitation on recognition of fund surplus at January 1	(25)	(21)
Change in limitation on recognition of fund surplus	(8)	(4)
Currency translation effects	3	—
Limitation on recognition of fund surplus at December 31	(30)	(25)
Net liability in the balance sheet at December 31	(192)	(215)	(208)	(213)
The reconciliation of the net liability from January 1 to December 31 is as follows:

	Pension plans		Other post-employment benefit plans
($ millions)	2024	2023	2024	2023
Net liability at January 1	(215)	(167)	(213)	(221)
Current service cost	(16)	(16)	(5)	(5)
Net interest expense	(7)	(6)	(10)	(11)
Administrative expenses	(1)	(2)	—	—
Remeasurements	22	(45)	5	10
Currency translation effects	10	(6)	—	—
Employer contributions	23	31	15	14
Change in limitation on recognition of fund surplus	(8)	(4)	—	—
Net liability at December 31	(192)	(215)	(208)	(213)

Amounts recognized in the balance sheet
Prepaid benefit cost	6	6	—	—
Accrued benefit liability	(198)	(221)	(208)	(213)

Breakdown of DBO for pension plans by geography and type of member
The below tables provide detail of the DBO for pension plans by geography and type of member and of plan assets based on the geographical locations in which they are held.

	2024
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(226)	(25)	(42)	—	(75)	(368)
Deferred pensioners	(8)	(29)	(16)	(26)	(14)	(93)
Pensioners	(33)	(38)	(26)	(27)	(7)	(131)
Benefit obligation at December 31	(267)	(92)	(84)	(53)	(96)	(592)
Thereof: unfunded plans	43	21	—	—	20	84
Thereof: unfunded portion of funded plans	43	1	63	—	7	114
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	—	—	—	(4)	(32)	(36)
Fair value of plan assets at December 31	181	70	21	57	101	430
Funded status	(86)	(22)	(63)	4	5	(162)

	2023
($ millions)	Switzerland	United States	Germany	United Kingdom	Rest of the world	Total
By type of member
Active	(241)	(31)	(47)	—	(80)	(399)
Deferred pensioners	(8)	(31)	(19)	(31)	(15)	(104)
Pensioners	(33)	(37)	(27)	(31)	(7)	(135)
Benefit obligation at December 31	(282)	(99)	(93)	(62)	(102)	(638)
Thereof: unfunded plans	49	22	—	—	17	88
Thereof: unfunded portion of funded plans	42	3	74	—	14	133
Prepaid benefit costs and assets subject to limitation on recognition of fund surplus	—	—	—	(5)	(26)	(31)
Fair value of plan assets at December 31	191	74	19	67	97	448
Funded status	(91)	(25)	(74)	5	(5)	(190)

Defined benefit plans assumptions
The below table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of Alcon associates.

	Pension plans		Other post-employment benefit plans
	2024	2023	2024	2023
Discount rate	3.2%	3.0%	5.5%	5.0%
Expected rate of pension increase	1.0%	1.1%
Expected rate of salary increase	2.6%	2.7%
Interest on savings account	2.0%	2.2%
Current average life expectancy for a 65-year-old male (in years)	20	20	21	21
Current average life expectancy for a 65-year-old female (in years)	22	22	23	23
The below table shows additional details related to the weighted average discount rates for pension and other post-employment benefit plans for each significant country.

	Pension plans		Other post-employment benefit plans
	2024	2023	2024	2023
Switzerland	1.6%	1.9%
United States	5.4%	5.0%	5.5%	5.0%
Germany	3.5%	3.1%
United Kingdom	5.5%	4.5%
The below table summarizes the healthcare cost trend rate assumptions used for other post-employment benefits.

	2024	2023	2022
Healthcare cost trend rate assumed for next year	7.0%	6.0%	6.3%
Rate to which the cost trend rate is assumed to decline	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2035	2030	2030

Disclosure of sensitivity analysis for actuarial assumptions
The below table shows the sensitivity of the defined benefit pension and other post-employment benefit obligations to the principal actuarial assumptions as of December 31, 2024.

($ millions)	(Decrease)/increase in 2024 year-end liability
25 basis point increase in discount rate	(23)
25 basis point decrease in discount rate	25
1 year increase in life expectancy	12
25 basis point increase in rate of pension increase	8
25 basis point decrease in rate of pension increase(1)	(4)
25 basis point increase of interest on savings account	3
25 basis point decrease of interest on savings account	(3)
25 basis point increase in rate of salary increase	3
25 basis point decrease in rate of salary increase	(3)
(1)Decrease in rate of pension increase is limited to zero.

Fair value of plan assets and asset allocation
The below table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2024, and 2023.

	Pension plans
(as a percentage)	Long-term target minimum	Long-term target maximum	2024	2023
Equity securities	15	40	33	33
Debt securities	20	60	40	41
Real estate	5	20	11	11
Alternative investments	—	20	13	13
Cash and other investments	—	15	3	2
Total			100	100

Schedule of expected future cash flows for benefit plans
The below table summarizes expected employer contributions for one year and expected future benefit payments for ten years for pension and other post-employment benefit plans as of December 31, 2024.

($ millions)	Pension plans	Other post-employment benefit plans
Employer contributions
2025 (estimated)	10	—
Expected future benefit payments
2025	38	16
2026	34	18
2027	35	19
2028	35	20
2029	38	20
2030-2034	200	93